UNITED STATES FILE NO. 2-76642
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 22 TO
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2



A. Exact name of trust: Reliastar Bankers Security Variable Life Separate Account I

B.   Name of Depositor: Reliastar Bankers Security Life Insurance Company


C.   Complete address of depositor's principal executive offices:
     1000 Woodbury Road,
     Suite 102
     Woodbury, New York 11797


D.   Name and complete address of agent for service:
     Robert B. Saginaw, Esq.
     20 Washington Avenue South
     Minneapolis, MN 55401


It is proposed that this filing will become effective (check appropriate box)


/X/  immediately  upon filing  pursuant to paragraph (b)

/ /  on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1) on / / (date) pursuant to paragraph (a)(1) of rule 485.

     If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.   Title and amount of securities being  registered:  Interest in the Separate
     Account  Under  Scheduled  and  Single  Premium   Variable  Life  Insurance
     Policies.

F. Proposed maximum aggregate offering price to the public of the securities being registered. Not Applicable.


G. Amount of filing fee: None. The registrant has chosen to register an indefinite number of policies under the securities act of 1933 pursuant to rule 24f-2 under the investment company act of 1940. The rule 24f-2 notice for registrant's most recent fiscal year was filed on February 21, 1997.


H.   Approximate date of proposed public offering:

     / / Check box if it is proposed that this filing will become  effective on
     (date) at (time) pursuant to Rule 487.



         "REASONABLENESS" REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
                      OF THE INVESTMENT COMPANY ACT OF 1940

     Depositor represents that the fees and charges deducted under the scheduled and single premium variable life insurance policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Bankers Security Life Insurance Company.



                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ReliaStar Bankers Security Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to rule 485(b) of the Securities Act to 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Woodbury, and State of New York, on the 23rd day of May, 1997.

                     RELIASTAR BANKERS SECURITY VARIABLE LIFE
                     SEPARATE ACCOUNT I
                     (Registrant)

                     By:  RELIASTAR BANKERS SECURITY LIFE INSURANCE
                     COMPANY
                     (Depositor)

                     By:/s/John H. Flittie
                        ------------------
                           John H. Flittie
                           Vice Chairman, Chief Executive Officer, and President

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused Post-Effective Amendment No. 22 of this Registration Statement to be signed on its behalf, in the City of Woodbury, State of New York, on this 23rd day of May, 1997.

                     RELIASTAR BANKERS SECURITY LIFE INSURANCE
                     COMPANY
                     (Depositor)

                     By:/s/John H. Flittie
                        ------------------
                           John H. Flittie
                           Vice Chairman, Chief Executive Officer, and President

As required by the Securities Act of 1933, Post-Effective Amendment No. 22 of this Registration Statement has been signed on this 23rd day of May, 1997 by the following directors and officers of Depositor in the capacities indicated:

/s/John H. Flittie                   Vice Chairman, Chief Executive Officer, and
   ---------------                   President
   John H. Flittie

/s/Rebecca B. Crunk                  Vice President, Treasurer, and Controller
   ----------------
   Rebecca B. Crunk


Stephen A. Carb      Wayne R. Huneke            John G. Turner
R. Michael Conley    Kenneth U. Kuk             Charles B. Updike
Richard R. Crowl     Richard E. Nolan           Ross M. Weale
John H. Flittie      Fioravante G. Perrotta     Steven W. Wishart
James T. Hale        Robert C. Salipante

* A majority of the Board of Directors

* Robert B. Saginaw, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Bankers Security Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                       /s/Robert B. Saginaw
                       --------------------------------------
                          Robert B. Saginaw, Attorney-In-Fact